Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
The following table provides information about receivables and contract liabilities from our contracts with customers:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Accounts receivable, net	122	125
Current contract liabilities (deferred revenue) (1)	(24)	(18)
Non-current contract liabilities (deferred revenue) (2)	(7)	(13)

(1)  Current contract liabilities balances are included in “Other current liabilities” in our Consolidated Balance Sheet.
(2) Non-current contract liabilities balances are included in “Other non-current liabilities” in our Consolidated Balance Sheet.

Significant changes in the contract assets and the contract liabilities balances during the six months ended June 30, 2020 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2020	—	(29)	(29)
Amortization of revenue that was included in the beginning contract liability balance	—	15	15
Cash received, excluding amounts recognized as revenue	—	(19)	(19)
Net contract liability at June 30, 2020	—	(33)	(33)
Significant changes in the contract assets and the contract liabilities balances during the six months ended June 30, 2021 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2021	—	(31)	(31)
Amortization of revenue that was included in the beginning contract liability balance	—	10	10
Cash received, excluding amounts recognized as revenue	—	(10)	(10)
Net contract liability at June 30, 2021	—	(31)	(31)
Deferred revenue - The deferred revenue balance of $24 million reported in "Other current liabilities" at June 30, 2021 is expected to be realized within the next twelve months and $7 million reported in "Other non-current liabilities" is expected to be realized within the following twelve months. The deferred revenue included consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations.